Fees Summary	Jun. 24, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 17,407,036
Previously Paid Amount
Total Fee Amount	2,665.02
Total Offset Amount
Net Fee	$ 2,665.02